UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10423

Seligman Core Fixed Income Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 9/30

Date of reporting period: 6/30/07

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Core Fixed Income Fund, Inc.
Schedule of Investments (unaudited)
June 30, 2007

	Principal Amount	Value

US Government and Government Agency Securities 60.0%
US Government Securities 12.7%
US Treasury Bonds:
8.125%, 8/15/2021	$360,000	$464,091
4.5%, 2/15/2036	290,000	262,677
US Treasury Inflation-Protected Securities:
2%, 1/15/2016	223,892	212,645
2.375%, 1/15/2017	261,350	255,245
US Treasury Notes:
4.75%, 2/28/2009	140,000	139,617
4.5%, 3/31/2009	305,000	302,879
4.75%, 1/31/2012	450,000	446,766
4.25%, 8/15/2013	235,000	226,977
4.625% 2/15/2017	195,000	188,906
4.5%, 5/15/2017	1,195,000	1,146,081

Total US Government Securities		3,645,884

Government Agency Securitiesø 5.3%
Fannie Mae:
5%, 10/15/2011	80,000	79,257
5%, 7/9/2018	250,000	235,526
Federal Home Loan Bank 5.25%, 7/24/2018	375,000	358,842
Freddie Mac:
5.25%, 11/7/2008	180,000	179,809
5.5%, 8/20/2012	300,000	303,054
4.5%, 7/15/2013	210,000	201,047
5.5%, 7/18/2016	160,000	160,832

Total Government Agency Securities		1,518,367

Government Agency Mortgage-Backed Securities††ø 42.0%
Fannie Mae:
7%, 7/1/2008	5,753	5,795
7%, 2/1/2012	5,374	5,413
5.5%, 5/25/2014	208,882	207,673
6.5%, 5/1/2017	34,718	35,461
5.5%, 2/1/2018	57,320	56,680
4.5%, 12/1/2020	619,596	589,691
5.5%, 11/1/2020	484,361	477,622
5%, 2/1/2035	291,194	274,040
5.45%, 12/25/2020	374,162	369,093
5.5%, 10/1/2035	233,726	226,034
5.352%, 4/1/2036#	236,822	234,910
6%, 6/1/2036	278,104	275,326
5.996%, 8/1/2036#	376,634	378,635
6%, 9/1/2036	290,609	287,707
6.058%, 4/1/2036#	823,119	831,808
6.112%, 8/1/2036#	489,690	493,362
5.5%, TBA 8/2007	1,140,000	1,122,722

	Principal Amount		Value

Freddie Mac Gold:
5.5%, 9/1/2036	982,252		947,997
6.125%, 12/1/2036#	419,544		422,777
6.177%, 8/1/2036#	434,768		438,580
5.963%, 4/1/2037#	1,389,768		1,389,995
6%, TBA 7/2007	3,000,000		2,972,343

Total Government Agency Mortgage-Backed Securities			12,043,664

Total US Government and Government Agency Securities			17,207,915

Corporate Bonds 28.6%
Aerospace and Defense 1.1%
Ambraer Overseas 6.375%, 1/24/2017	100,000		98,250
Hawker Beechcraft†:
8.5%, 4/1/2015	50,000		51,750
8.875%, 4/1/2015	50,000		51,625
9.75%, 4/1/2017	25,000		26,187
L3 Communications 5.875%, 1/15/2015	100,000		95,000

			322,812

Airlines 0.7%
Continental Airlines:
8.75%, 12/1/2011	100,000		98,500
(Series A) 5.983%, 4/19/2022	105,000		102,127

			200,627

Automobiles 0.7%
DaimlerChrysler North America 4.875%, 6/15/2010	165,000		161,965
General Motors 8.375%, 7/15/2033	50,000		45,875

			207,840

Capital Markets 0.4%
Bear Stearns 5.35%, 2/1/2012	125,000		122,781

Chemicals 0.2%
Lyondell Chemical 10.5%, 6/1/2013	50,000		54,250

Commercial Banks 1.1%
Corporacion Andina de Fomento 5.75%, 1/12/2017	190,000		186,860
SunTrust Preferred Capital I 5.853%, Perpetual##	140,000		139,290

			326,150

Commercial Services and Supplies 0.2%
Cintas Corporation No. 2 6.15%, 8/15/2036	55,000		53,722

Computers and Peripherals 0.2%
Seagate Technology 6.375%, 10/1/2011	50,000		49,000

Consumer Finance 1.5%
General Motors Acceptance 8%, 11/1/2031	125,000		128,168
Nissan Motor Acceptance 5.625%, 3/14/2011†	315,000		313,369

			441,537

Diversified Financial Services 0.9%
CIT Group:
5.42%, 3/12/2009#	130,000		129,631
5.65%, 2/13/2017	140,000	‡	132,858

			262,489

Diversified Telecommunication Services 0.4%
AT&T 5.456%, 2/5/2010#	120,000	‡	120,211

Electric Utilities 1.8%
Edison Mission Energy 7%, 5/15/2017†	50,000		47,375

	Principal Amount	Value

Florida Power and Light 5.85%, 5/1/2037	60,000	58,041
Indiana Michigan Power 6.05%, 3/15/2037	205,000	196,594
MidAmerican Energy Holdings 6.125%, 4/1/2036	170,000	164,781
Midwest Generation 8.3%, 7/2/2009	42,139	43,009

		509,800

Environmental 0.4%
Allied Waste North America 6.125%, 2/15/2014	125,000	118,125

Food and Staples Retailing 0.3%
Duane Reade 9.75%, 8/1/2011	100,000	98,250

Food Products 1.3%
Corn Products 6%, 4/15/2017	215,000	210,700
Del Monte 8.625%, 12/15/2012	50,000	51,875
Pilgrims Pride 8.375%, 5/1/2017	100,000	99,500

		362,075

Health Care Equipment and Supplies 0.4%
Cardinal Health 9.5%, 4/15/2015†	100,000	98,750

Health Care Providers and Services 0.4%
CIGNA 5.375%, 3/15/2017	105,000	100,481

Healthcare Facilities and Supplies 0.5%
HCA 9.25%, 11/15/2016†	125,000	133,437

Insurance 1.5%
Chubb 6%, 5/11/2037	80,000	76,419
Hartford Financial Services Group 5.375%, 3/15/2017	135,000	129,918
Prudential Financial 6.1%, 6/15/2017	220,000	222,893

		429,230

Machinery 0.4%
American Railcar Industries 7.5%, 3/1/2014	100,000	100,000

Media 1.6%
Charter Communications Holdings I 13.5%, 1/15/2014	100,000	103,125
Comcast 6.45%, 3/15/2037	110,000	106,352
Time Warner:
5.40%, 7/2/2012†	150,000	147,462
6.5%, 11/15/2036	115,000	109,535

		466,474

Miscellaneous 1.2%
Dow Jones CDX 8.375%, 12/29/2011†	350,000	348,250

Multi-Utilities 0.7%
Dominion Resources 5.6%, 11/15/2016	205,000	199,317

Multiline Retail 1.2%
J.C. Penney 6.375%, 10/15/2036	220,000	210,181
Target 5.375%, 5/1/2017	140,000	134,215

		344,396

Office Electronics 0.8%
Xerox 5.5%, 5/15/2012*	220,000	216,447

Oil, Gas and Consumable Fuels 3.4%
Amerada Hess 7.125%, 3/15/2033	90,000	94,932
Canadian National Resources 6.5%, 2/15/2037	145,000	142,777
Chesapeake Energy 7.625%, 7/15/2013	150,000	142,875
Pemex Project Funding 8%, 11/15/2011	180,000	195,750
Plains All American Pipeline 6.65%, 1/15/2037†	175,000	173,094
Ras Laffan Liquefied Natural Gas 5.298%, 9/30/2020†	250,000	234,145

		983,573

	Principal Amount		Value

Paper and Forest Products 0.4%
Georgia-Pacific 8.875%, 5/15/2031	125,000		125,312

Personal Products 0.2%
Playtex 8%, 3/1/2011	50,000		51,750

Pharmaceuticals 0.4%
Wyeth 5.95%, 4/1/2037	110,000		105,482

Real Estate Investment Trusts 1.8%
Health Care Properties 6%, 1/30/2017	190,000		186,357
iStar Financial 5.5%, 6/15/2012	140,000		137,717
Prologis Trust 5.625%, 11/15/2016	205,000		199,907

			523,981

Semiconductors and Semiconductor Equipment 0.4%
Freescale Semiconductor 10.125%, 12/15/2016†	125,000		118,125

Thrifts and Mortgage Finance 1.4%
Countrywide Financial 5.8%, 6/7/2012	150,000		149,101
MGIC Investment 5.625%, 9/15/2011	145,000		143,792
Residential Capital 6.375%, 6/30/2010	105,000		103,714

			396,607

Tobacco 0.5%
Reynolds American 7.625%, 6/1/2016	125,000		132,974

Wireless Telecommunication Services 0.2%
Sprint Capital 8.75%, 3/15/2032	50,000		56,308

Total Corporate Bonds			8,180,563

Collaterized Mortgage Obligations†† 4.8%
Bank of America Mortgage Securities 5.311%, 7/25/2034#	160,987		160,485
GSAA Home Equity Trust 5.344%, 9/25/2035	100,000		96,680
Homestar Mortgage Acceptance 5.64%, 3/25/2034#	163,044		163,320
Indymac Index Mortgage Loan Trust 6.192%, 3/25/2036#	559,149		565,005
Wells Fargo 4.733%, 7/25/2034#	418,028		405,555

Total Collaterized Mortgage Obligations			1,391,045

Asset-Backed Securities†† 3.9%
Centex Home Equity 7.37%, 12/25/2032#	364,230	‡	364,679
Equifirst Mortgage Loan Trust 3.51%, 12/25/2032	145,956		143,556
Irwin Home Equity 5.7%, 2/25/2034#	158,042		158,756
Structured Asset Securities 4.04%,* 6/25/2033	456,993		440,991

Total Asset-Backed Securities			1,107,982

Short-Term Holdings 16.4%
Government Agency Securities 12.2%
Fannie Mae 4.82%, 7/16/2007	3,500,000	‡	3,492,968

Repurchase Agreement 3.2%
State Street Bank, 4.65%, dated 6/29/07, maturing 7/2/07, in the amount of $903,350, collateralized by: $945,000 Federal Home Loan Bank 4.375%, 9/17/2010, with a fair market value of $932,942	903,000		903,000

Corporate Bonds 1.0%
Residential Capital 5.86%, 6/9/2008#	300,000	‡	297,026

Total Short-Term Holdings			4,692,994

Total Investments 113.7%			32,580,499

Other Assets Less Liabilities (13.7)%			(3,928,772)

Net Assets 100.0%			$28,651,727

*	Current rate of step bond.

†	The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.

††

Investments in mortgage-backed, collateralized mortgage obligations and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.

Ø	Securities issued by these agencies are neither guaranteed nor insured by the United States Government.

#	Floating rate security; the interest rate is reset periodically. The interest rate disclosed reflects the rate in effect at June 30, 2007.

##	This security pays a fixed interest rate for a stipulated number of years, after which its pays a floating interest rate.

‡	At June 30, 2007, these securities, with a value of $4,407,742, were held as collateral for the TBA securities.

TBA – To be announced.

The cost of investments for federal income tax purposes was $32,891,012. The tax basis gross appreciation and depreciation of portfolio securities were $55,512 and $366,025, respectively.

Security Valuation – Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market are valued by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the investment manager believes it approximates fair value.

ITEM 2.  CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN CORE FIXED INCOME FUND, INC.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	August 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	August 24, 2007

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	August 24, 2007

SELIGMAN CORE FIXED INCOME FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.